CAPITAL STOCK - Narrative (Details) Rp in Billions	12 Months Ended
Dec. 31, 2020 IDR (Rp) Rp / shares
CAPITAL STOCK.
Cash dividend | Rp	Rp 11,197
Cash dividend (per share) | Rp / shares	113.04
Special cash dividend | Rp	Rp 4,065
Special cash dividend (per share) | Rp / shares	Rp 41.03